REVENUE (Tables)	12 Months Ended
Dec. 31, 2022
Revenue Disclosure [Abstract]
Disclosure of detailed information about revenue [Table Text Block]
2022
Gold	$19,726
Silver	23,784
Revenue	$43,510

Customer A	35,117
Customer B	8,393
Revenue	$43,510